UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 1/31/10

Item 1.  Reports to Stockholders.

AUTOPILOT MANAGED GROWTH FUND™

SEMI-ANNUAL REPORT

January 31, 2010

CUSIP 66537T844

Ticker Symbol

Investor Shares – AUTOX

Class C Shares - AUTCX

1-866-828-8674

www.autopilotfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Autopilot Managed Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

AUTOPILOT MANAGED GROWTH FUNDTM

MANAGER REPORT

January 31, 2010

I.

January 2010 6 Month End Total Return Performance Review:  For the 6 months ending January 31, 2010 the Autopilot Managed Growth FundTM (AUTOX) was -3.09%. This compares to the S&P 500 ETF (SPY) performance of +9.79%, the Russell 2000 ETF performance of +8.86%, and the EAFE ETF (EFA) performance of +5.05%. This discrepancy of performance came from the Fund’s hedging efforts and large cash position which both contributed to reducing the Fund’s volatility and these factors also reduced the Fund’s performance.

Tot return
07/31/2009
Au
7/31/09
Sep
Oct
Nov
Dec
Jan
1/29/10
AUTOX - Autopilo Mana
CP = $7.950
BP = -3.52%(-$0.280
Ann= -6.97%
SPY - EXTRADED S&P 50
CP = $97.818
BP = 9.79%($9.572)
Ann= 20.71%
EFA - EXTRADED MSCI I
CP = $49.958
BP = 5.05%($2.522)
Ann= 10.44%
IWM - EXTRADED Russel
CP = $55.219
BP = 8.86%($4.891)
Ann= 18.66%
Calendar Stat
MDY = 125
Years= .50
CDY = 182
CMD = 5273
Sig/Trade=DEFAULT/DEI
Trnd=DEFAULT
CDF=DEFAULT
PARAM=DEFAULT
Val
Index
List
AUTOX
SPY
EFA
IWM

January 2010 3 Month End Total Return Performance Review:  A similar condition existed for the 3 month period ending January 31, 2010 during which the Autopilot Managed Growth FundTM (AUTOX) was -2.10%. This compares to the S&P 500 ETF (SPY) performance of +4.25%, the Russell 2000 ETF performance of +7.14%, and the EAFE ETF (EFA) performance of -0.65%. This discrepancy of performance came from the Fund’s hedging efforts and large cash position which both contributed to reducing the Fund’s volatility and these factors also reduced the Fund’s performance.

Tot return
10/30/2009
Nov
10/30/09
Dec
Jan
1/29/10
AUTOX - Autopilo Man
CP = $7.870
BP = -2.54%(-$0.200
Ann= -10.09%
SPY - EXTRADED S&P 5
CP = $103.008
BP = 4.25%($4.382)
Ann= 18.78%
EFA - EXTRADED MSCI
CP = $52.823
BP = -0.65%(-$0.343
Ann= -2.65%
IWM - EXTRADED Russe
CP = $56.105
BP = 7.14%($4.005)
Ann= 32.96%
Calendar Stat
MDY = 61
Years= .24
CDY = 91
CMD = 5337
Sig/Trade=DEFAULT/DE
Trnd=DEFAULT
CDF=DEFAULT
PARAM=DEFAULT
Val
Index
List
AUTOX
SPY
EFA
IWM

II.

Market Outlook and potential affect on the Fund: The market as measured by the S&P 500 has over come its bear market down trend line, has moved above its 86 week moving average and the MACD trend indicator is above its Zero Line. All of these are indicators suggesting the path of least resistance is up. Starting in January the S&P 500 has been restrained by resistance at the 1160 level. The resistance may persist for some time since it is substantial. When the S&P 500 is able to move above that resistance, a move up to the next resistance level around 1280 would be the next technical expectation.

Given the government’s effort to keep interest rates low, and the economy stimulated there is substantial reason to believe that the current rally has further to go. During the January correction we began removing our hedges and increasing our outright equity exposure. We will likely continue this largely invested position until such time the technical condition of the market deteriorates substantially or such time as we are unable to identify shares of high quality companies that are in attractive up trends.

S&P 500 INDEX With 86 Period Moving Average
1280 Resistance
1160 Resistance
86 Week
1600.00
1400.00
1200.00
800.00
1159.46
997.47
MACD(5,60,9)
Zero Line
76.98
0.00
-200.00
Stochastic(10(5),3)
100.00
80.54
50.00
Jul
Oct
2008
Jan
Apr
Jul
Oct
2009
Jan
Apr
Jul
Oct
2010
Jan
Apr
Jul
Oct

III.

Adviser’s Distribution and Marketing Efforts: We continue to work to spread the word about our fund by speaking to numerous investor groups and at conferences of professional money managers. Until such time our investment style improves in relative performance we expect to remain challenged in growing the Fund’s assets. We are working with another adviser (Don Beasley and Joe Ezernack) in starting an additional fund. We will act as the adviser and they will act as the sub-adviser. This will allow us the ability to offer multiple, actively managed funds to prospective investors and advisers. We are also working with a very senior pilot at Southwest Airlines to help get us introduced to the pilots who are able to move 95% of their 401k into PCRA accounts allowing them to buy actively managed mutual funds such as ours.

Respectfully Submitted,

Peter B. Mauthe

President of the Adviser’s General Partner

0383-NLD-3/22/2010

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010
	Shares	Market Value
COMMON STOCK - 60.2%
APPAREL - 1.6%
G-III Apparel Group Ltd. *	5,500	$ 95,755
NIKE Inc.	3,500	223,125
		318,880
BANKS - 3.1%
Banco Macro SA	7,200	205,272
BBVA Banco Frances SA - ADR	31,594	200,622
Westamerica Bancorporation	3,358	186,638
		592,532
BEVERAGES - 1.1%
Green Mountain Coffee Roasters Inc. *	2,380	201,872

BIOTECHNOLOGY - 1.0%
3SBio Inc. - ADR *	8,300	94,952
WuXi PharmaTech Cayman Inc. - ADR *	6,300	94,752
		189,704
BUILDING MATERIALS - 1.1%
Comfort Systems USA Inc.	18,600	218,178

COMMERCIAL SERVICES - 2.6%
HMS Holdings Corp. *	2,000	90,180
Western Union Co./The	10,300	190,962
WNS Holdings Ltd. - ADR *	14,502	222,896
		504,038
COMPUTERS - 7.1%
Apple Inc. *	1,020	195,962
Cognizant Technology Solutions Corp. - Cl. A *	2,500	109,150
iGate Corp.	19,200	193,920
Infosys Technologies Ltd. - ADR	3,100	160,921
NetApp Inc. *	6,200	180,606
Telvent GIT SA	4,784	172,320
VanceInfo Technologies Inc. - ADR *	13,500	216,405
Wipro Ltd. - ADR	6,300	124,047
		1,353,331
DISTRIBUTION/WHOLESALE - 0.7%
Tech Data Corp. *	3,350	136,513

DIVERSIFIED FINAN SERVICES - 1.2%
Franklin Resources Inc.	2,300	227,769

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
	Shares	Market Value
ELECTRIC - 1.0%
Enersis SA - ADR	8,100	$ 185,976

ELECTRONICS - 1.2%
Woodward Governor Co.	8,800	223,784

ENGINEERING & CONSTRUCTION - 0.9%
Fluor Corp.	4,000	181,360

FOREST PRODUCTS & PAPER - 0.9%
Orient Paper Inc. *	19,600	176,400

HEALTHCARE-PRODUCTS - 1.2%
Intuitive Surgical Inc. *	700	229,642

INSURANCE - 5.2%
Aflac Inc.	5,900	285,737
CNinsure Inc. - ADR	10,300	191,683
FBL Financial Group Inc.	13,000	233,220
Lincoln National Corp.	11,800	290,044
		1,000,684
INTERNET - 3.7%
AboveNet Inc. *	1,500	87,960
AsiaInfo Holdings Inc. *	3,400	81,260
Ctrip.com International Ltd. - ADR *	5,600	175,224
F5 Networks Inc. *	3,600	177,948
Priceline.com Inc. *	965	188,513
		710,905
MACHINERY-CONSTRUCTION & MINING - 0.9%
Bucyrus International Inc. - Cl. A	3,250	170,235

MEDIA - 1.1%
World Wrestling Entertainment Inc. - Cl. A	13,700	219,200

MINING - 1.0%
IAMGOLD Corp.	15,200	200,792

OFFICE FURNISHINGS - 1.0%
Interface Inc.	23,000	186,530

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
	Shares	Market Value
OIL & GAS - 1.6%
Southwestern Energy Co. *	2,300	$ 98,624
Vanguard Natural Resources LLC	8,325	199,384
		298,008
OIL & GAS SERVICES - 1.0%
FMC Technologies Inc. *	3,500	186,095

PHARMACEUTICALS - 2.1%
Medco Health Solutions Inc. *	3,200	196,736
Valeant Pharmaceuticals International *	5,900	197,473
		394,209
PIPELINES - 1.9%
Cheniere Energy Partners LP	12,150	161,352
DCP Midstream Partners LP	6,500	198,900
		360,252
REAL ESTATE INVESTMENT TRUSTS - 2.0%
Macerich Co./The	6,100	188,185
Public Storage	2,400	190,032
		378,217
RETAIL - 4.3%
Cabela's Inc. *	11,700	188,604
Lululemon Athletica Inc. *	3,200	90,368
Starbucks Corp. *	2,200	47,938
World Fuel Services Corp.	8,600	206,658
Yum! Brands Inc.	8,600	294,206
		827,774
SOFTWARE - 5.1%
Bottomline Technologies Inc. *	11,300	195,490
CommVault Systems Inc. *	13,100	277,588
JDA Software Group Inc. *	7,200	188,712
Pegasystems Inc.	4,950	164,588
Taleo Corp. - Cl. A *	7,500	152,325
		978,703
TELECOMMUNICATIONS - 2.6%
Atlantic Tele-Network Inc.	2,773	134,296
NII Holdings Inc. *	5,400	176,795
Telecom Argentina SA *	11,600	195,344
		506,435
TRANSPORTATION - 2.0%
Bristow Group Inc. *	5,600	199,920
Navios Maritime Partners LP	11,200	184,352
		384,272

TOTAL COMMON STOCK ( Cost - $11,374,681)		11,542,290

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
	Shares	Market Value
OPTIONS - 0.1%
Goldman Sachs Group, Inc., March 2010, $165, Call	6	$ 1,308
TOTAL OPTIONS ( Cost - $3,126)		1,308

SHORT-TERM INVESTMENTS - 29.6%
MONEY MARKET FUND - 29.6%
Goldman Sachs Financial Square Funds - Government Fund	5,676,083	5,676,083
TOTAL SHORT-TERM INVESTMENTS ( Cost - $5,676,083)		5,676,083

TOTAL INVESTMENTS - 89.9% ( Cost - $17,053,890)		17,219,681
OTHER ASSETS LESS LIABILITIES - 10.1%		1,956,831
NET ASSETS - 100.0%		$ 19,175,846
__________
*Non-income Producing Security
ADR- American Depositary Receipt

		Unrealized
FUTURES CONTRACTS SOLD SHORT		Appreciation
Russell Mini Future March 2010
(Underlying Face Amount at Value $7,752,900)	129	$ 378,420

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2010

Assets:
Investments in Securities at Market Value (identified cost $17,053,890)	$ 17,219,681
Deposit with Broker	1,645,050
Dividends and Interest Receivable	5,945
Receivable for Securities Sold	1,837,651
Prepaid Expenses and Other Assets	22,220
Total Assets	20,730,547

Liabilities:
Payable for Securities Purchased	1,512,552
Payable for Fund Shares Redeemed	668
Accrued Advisory Fees	16,178
Accrued Distribution Fees	4,189
Payable to Other Affiliates	10,592
Accrued Expenses and Other Liabilities	10,522
Total Liabilities	1,554,701

Net Assets	$ 19,175,846

Net Asset Value, Offering and Redemption Price Per Share
Investor Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 2,496,746 shares outstanding)	$ 19,157,535
Net Asset Value ($19,157,535/2,496,746 shares outstanding)	$ 7.67

Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 2,402 shares outstanding)	$ 18,311
Net Asset Value ($18,311/2,402 shares outstanding)	$ 7.62

Composition of Net Assets:
At January 31, 2010, Net Assets consisted of:
Paid-in-Capital	$ 28,092,572
Undistributed Net Investment Loss	(236,653)
Accumulated Net Realized Loss From Security Transactions	(9,224,284)
Net Unrealized Appreciation on:
Investments	165,791
Futures	378,420
Net Assets	$ 19,175,846

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2010

Investment Income:
Dividend Income (net of $167 foreign taxes)	$ 49,415
Interest Income	501
Total Investment Income	49,916

Expenses:
Investment Advisory Fees	190,984
Distribution Fees- Investor Class	31,807
Transfer Agent Fees	20,970
Administration Fees	17,951
Fund Accounting Fees	15,718
Registration & Filing Fees	10,969
Audit Fees	7,979
Custody Fees	7,484
Chief Compliance Officer Fees	7,236
Printing Expense	5,986
Legal Fees	5,240
Trustees' Fees	2,743
Insurance Expense	373
Distribution Fees- Class C	94
Miscellaneous Expenses	1,248
Total Expenses	326,782
Less: Fees Waived by Adviser	(40,213)
Net Expenses	286,569
Net Investment Loss	(236,653)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	694,021
Futures Contracts	(1,611,233)
Options Written	109,780
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,387)
Futures Contracts	408,140
Net Realized and Unrealized Loss on Investments	(401,679)

Net Decrease in Net Assets Resulting From Operations	$ (638,332)

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months	For the year
	ended	ended
	January 31, 2010	July 31, 2008
	(Unaudited)
Operations:
Net Investment Loss	$ (236,653)	$ (323,388)
Net Realized Loss on Investments, Futures Contracts and
Options Written	(807,432)	(6,080,811)
Net Change in Unrealized Depreciation on
Investments, Futures Contracts and Options Written	405,753	(257,228)
Net Decrease in Net Assets
Resulting From Operations	(638,332)	(6,661,427)

Distributions to Shareholders From:
Net Realized Gains:
Investor Class ($0.04 and $1.62 per share, respectively)	(98,545)	(3,891,586)
Class C Shares ($0.04 and $0.00 per share, respectively)	(86)	-
Total Distributions to Shareholders	(98,631)	(3,891,586)

Beneficial Interest Transactions:
Investor Class:
Proceeds from Shares Issued ( 158,069 and 3,270,970 shares,
respectively)	1,251,368	30,396,331
Distributions Reinvested (12,426 and 450,034 shares, respectively)	98,286	3,843,294
Cost of Shares Redeemed ( 1,241,404 and 3,014,960 shares, respectively)	(9,813,747)	(29,620,446)
Total Investor Class Transactions	(8,464,093)	4,619,179

Class C Shares:
Proceeds from Shares Issued (0 and 2,391 shares, respectively)	-	19,817
Distributions Reinvested ( 11 and 0 shares, respectively)	86	-
Total Investor Class Transactions	86	19,817

Decrease in Net Assets	(9,200,970)	(5,914,017)

Net Assets:
Beginning of Period	28,376,816	34,290,833
End of Period (including accumulated net investment
loss of $236,653 and $0, respectively)	$ 19,175,846	$ 28,376,816

The accompanying notes are an integral part of these financial statements.

The Autopilot Managed Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	Investor Class
	For the Six		For the Year	For the Year	September 21, 2006*
	Months Ended		Ended	Ended	through
	January 31, 2010		July 31, 2009	July 31, 2008	July 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$ 7.95		$ 11.98	$ 11.24	$ 10.00
Loss From Operations:
Net investment loss	(0.07)		(0.12)	(0.08)	(0.01)
Net gain from securities
(both realized and unrealized)	(0.17)		(2.29)	1.30	1.27
Total from operations	(0.24)		(2.41)	1.22	1.26
Distributions to shareholders from
net investment income	-		-	-	(0.02)
net realized gains	(0.04)		(1.62)	(0.48)	-
Total distributions	(0.04)		(1.62)	(0.48)	(0.02)

Net Asset Value, End of Period	$ 7.67		$ 7.95	$ 11.98	$ 11.24

Total Return (b)	(3.09)%		(21.03)%	10.65%	12.61%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 19,158		$ 28,358	$ 34,291	$ 9,694
Ratio of expenses to average net assets,
before reimbursement	2.54%	(c)	2.50%	2.61%	3.56%	(c)
net of reimbursement	2.24%	(c)	2.24%	2.25%	2.25%	(c)
Ratio of net investment loss to average net assets	(1.84)%	(c)	(1.31)%	(0.63)%	(0.07)%	(c)
Portfolio turnover rate	217%		380%	260%	182%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

The Autopilot Managed Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	Class C
	For the Six		February 2, 2009*
	Months Ended		through
	January 31, 2010		July 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$ 7.93		$ 8.39
Loss From Operations:
Net investment loss	(0.10)		(0.09)
Net loss from securities
(both realized and unrealized)	(0.17)		(0.37)
Total from operations	(0.27)		(0.46)
Distributions to shareholders from
net investment income	-		-
net realized gains	(0.04)		-
Total distributions	(0.04)		-

Net Asset Value, End of Period	$ 7.62		$ 7.93

Total Return (b)	(3.47)%		(5.48)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 18		$ 19
Ratio of expenses to average net assets,
before reimbursement	3.28%	(c)	3.25%	(c)
net of reimbursement	2.99%	(c)	2.99%	(c)
Ratio of net investment loss to average net assets	(2.56)%	(c)	(2.37)%	(c)
Portfolio turnover rate	217%		380%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2010

1.

ORGANIZATION

Autopilot Managed Growth Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund offers two classes of shares designated as Investor Class and Class C.  Each class represents an interest in the same assets of the Fund.  The primary investment objective of the Fund is capital appreciation.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2010

of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,542,290	$ -	$ -	$ 11,542,290
Short Term Investments	-	5,676,083	-	5,676,083
Options	1,308			1,308
Futures Contracts	378,420			378,420
Total	$ 11,922,018	$ 5,676,083	$ -	$ 17,598,101

                                                           The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Derivatives Disclosure –  Fair Values of Derivative Instruments in the Fund as of January 31, 2010:

SFAS 161 Balance Sheet	Asset Derivative
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value

Equity contracts:	Investments, Receivables, Net Assets-
	Unrealized Appreciation	$ 379,728

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2010

The effect of Derivative Instruments on the Statement of Operations for the six months ended January 31, 2010:

SAS 161 Statement of			Change in
Operations			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) on investments, futures contracts
	and options written	$ (1,592,926)	$ 406,322

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2010

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Rhoads Lucca Capital Partners, LP (the “Adviser”). Under the terms of the

Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended January 31, 2010, the Adviser earned advisory fees of $190,984.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until November 30, 2010, so that the total annual operating expenses of the Fund do not exceed 2.25% for Investor Class and 2.99% for Class C shares average daily net assets.  Additionally, upon commencement of Class C shares on

February 2, 2009, the Adviser voluntarily agreed to further reduce the expense limitation for the Investor Class to 2.24%.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  During the six months ended January 31, 2010, the Adviser waived fees of $40,213.  Cumulative expenses subject to recapture by the Adviser amounted to $235,179 at July 31, 2009, and will expire on July 31 of the years indicated below:

2010	2011	2012
$105,330	$66,329	$63,520

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2010

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’ fees collected for the six months ended January 31, 2010, amounted to $904.  The custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2010, the Fund incurred expenses of $7,236 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended January 31, 2010, GemCom received $4,314 for providing such services.  The printing expenses disclosed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2010

and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities.  For the six months ended January 31, 2010, the Fund incurred distribution fees of $31,807 and $94 for Investor shares and Class C shares, respectively.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Trust pays the chairperson of the Audit committee an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended January 31, 2010, amounted to $31,672,291 and $30,282,446, respectively.  Gross unrealized appreciation and depreciation on investments as of January 31, 2010, for financial reporting purposes, aggregated $520,751 and $354,960, respectively.

5.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the six months ended January 31, 2010, were as follows:

Options outstanding, beginning of period	-	$ -
Options written	1,496	161,984
Options closed	(824)	(64,569)
Options exercised	(157)	(46,995)
Options expired	(515)	(50,420)
Options outstanding, end of period	-	$ -

6.

TAX INFORMATION

The tax character of Fund distributions paid for the following periods was as follows:

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2010

The difference between book basis and tax basis accumulated net realized loss from security transactions and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on open Section 1256 contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $8,403,839 of such capital losses.

Permanent book and tax differences, attributable to net investment losses, book and tax difference in treatment of short-term capital gains a  `nd adjustments for real estate investment trusts and partnerships, resulted in reclassifications for the year ended July 31, 2009 as follows: a decrease in paid-in capital of $267,030; a decrease in accumulated net investment losses of $323,388; and an increase in accumulated net realized loss from security transactions of $56,358.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Autopilot Managed Growth Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/09)	Ending Account Value (1/31/10)	Expense Ratio	Expenses Paid During the Period* (8/1/09 to 1/31/10)
Actual
Investor Class	$1,000.00	$ 969.14	2.24%	$11.12
Class C	$1,000.00	$ 965.28	2.99%	$14.81
Hypothetical (5% return before expenses)
Investor Class	$1,000.00	$1,013.91	2.24%	$11.37
Class C	$1,000.00	$1,010.13	2.99%	$15.15

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over  the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ended January 31, 2010)

PORTFOLIO COMPOSITION (Unaudited)

As of January 31, 2010

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

Investment Adviser

Rhoads Lucca Capital Partners, LP

14911 Quorum Drive, Suite 380

Dallas, TX 75254

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68197

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-828-8674 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-828-8674

Investor Information: 1-866-828-8674

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

4/12/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

4/12/10

By (Signature and Title)

/s/Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

4/12/10